Employee Benefits - Summary of Sensitivity Analysis for Pension and Post Retirement Medical Plans (Detail) - Pension and post retirement medical plans [member] ₨ in Millions	Mar. 31, 2018 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on defined benefit obligation, due to increase in assumption	₨ 918.0
Impact on defined benefit obligation, due to decrease in assumption	1,067.3
Impact on service cost and interest cost, due to increase in assumption	211.1
Impact on service cost and interest cost, due to decrease in assumption	₨ 216.7
Salary escalation rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on defined benefit obligation, due to increase in assumption	₨ 815.1
Impact on defined benefit obligation, due to decrease in assumption	722.4
Impact on service cost and interest cost, due to increase in assumption	195.0
Impact on service cost and interest cost, due to decrease in assumption	₨ 186.2
Health care cost [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on defined benefit obligation, due to increase in assumption	₨ 191.2
Impact on defined benefit obligation, due to decrease in assumption	160.7
Impact on service cost and interest cost, due to increase in assumption	45.7
Impact on service cost and interest cost, due to decrease in assumption	₨ 37.2